Employee Benefits	12 Months Ended
Mar. 31, 2021
Disclosure Of Employee Benefit Plan [Abstract]
Employee Benefits
33)	EMPLOYEE BENEFITS

	As at March 31
Particulars	2020	2021
Net defined benefit liability	4,834	5,849
Other long term employee benefit (liability for compensated absences)	1,501	1,630
Total employee benefit liabilities	6,335	7,479

	As at March 31
Particulars	2020	2021
Present value of unfunded obligation	4,834	5,849
Total	4,834	5,849

Defined Benefit Plan

The Group’s gratuity scheme for the employees of its Indian subsidiaries (MakeMyTrip (India) Private Limited (‘MMT India’), Ibibo Group Private Limited (‘Ibibo’), Bitla Software Private Limited (‘Bitla’), Quest2Travel.com India Private Limited (‘Q2T’) and TripMoney Fintech Solutions Private Limited (‘TripMoney’) is a defined benefit plan. The plans in Ibibo and Q2T are funded, whereas plans in MMT India, Bitla and TripMoney are unfunded. Gratuity is paid as a lump sum amount to employees at retirement or termination of employment at an amount based on the respective employee’s eligible salaries and the years of employment with the Group.

A.Movement in the net defined benefit liability

The following table shows a reconciliation from the opening balances to the closing balances for the net defined liability and its components.

Particulars	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
	As at March 31		As at March 31		As at March 31
	2020	2021	2020	2021	2020	2021
Balance as at April 1	4,269	5,669	(845)	(835)	3,424	4,834
Acquired through business combination	281	—	(167)	—	114	—
Included in profit or loss
Current service cost	930	949	—	—	930	949
Past service cost	432	—	—	—	432	—
Interest cost (income)	302	283	(66)	(38)	236	245
	1,664	1,232	(66)	(38)	1,598	1,194
Included in other comprehensive income
Remeasurement loss (gain) :
-Actuarial loss (gain) arising from :
-financial assumptions	(72)	(158)	—	—	(72)	(158)
-experience adjustment	314	493	—	—	314	493
-Return on plan assets excluding interest income	—	—	104	(136)	104	(136)
	242	335	104	(136)	346	199

Effects of movement in foreign exchange rates	(406)	125	66	(15)	(340)	110
Other
Contribution by employer	—	—	(26)	(2)	(26)	(2)
Benefits paid	(381)	(871)	99	385	(282)	(486)
Balance as at March 31	5,669	6,490	(835)	(641)	4,834	5,849

	As at March 31
Particulars	2020	2021
Present value of defined benefit obligation	5,669	6,490
Less: fair value of plan assets	(835)	(641)
Net defined benefit liability	4,834	5,849

	As at March 31
Net defined benefit liability represented by:	2020	2021
MMT India	3,465	3,996
Ibibo	1,104	1,463
Bitla	104	200
Q2T	161	170
TripMoney	—	20

B.	Actuarial assumptions

Principal actuarial assumptions are given below:

	As at March 31
Particulars	2020	2021
Discount rate (per annum)	5.70% - 6.40%	5.40% - 6.20%
Future salary growth (per annum)	5.00% - 11.00%	5.00% - 11.00%
Withdrawal rate	25.00%	10.00% - 25.00%
Retirement age (years)	58 - 65	58 - 65

Assumptions regarding future mortality rates are based on Indian Assured Lives Mortality (2006-08) (modified) Ultimate as published by Insurance Regulatory and Development Authority (IRDA).

The actuarial valuation is carried out half yearly by an independent actuary. The discount rate used for determining the present value of obligation under the defined benefit plan is determined by reference to market yields at the end of the reporting period on Indian Government Bonds. The currency and the term of the government bonds is consistent with the currency and term of the defined benefit obligation.

The future salary growth rate takes into account inflation, seniority, promotion and other relevant factors on long-term basis.

The methods and types of assumptions used in preparing the sensitivity analysis did not change compared to the prior period.

C.	Sensitivity analysis

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

Particulars	For the year ended March 31, 2020		For the year ended March 31, 2021
	Increase	Decrease	Increase	Decrease
Discount rate (1% movement)	(251)	274	(257)	280
Future salary growth (1% movement)	276	(260)	275	(260)
Withdrawal rates (10% movement)	(636)	1,240	(632)	1,185

D.	Plan assets

Plan assets comprise the following:

	As at March 31
Particulars	2020	2021
Funds managed by the insurer	100%	100%

E. Description of plan characteristics

The Gratuity scheme is a final salary Defined Benefit Plan that provides for a lump sum payment made on exit either by way of retirement, death, disability or voluntary withdrawal. The benefits are defined on the basis of final salary and the period of service and paid as lump sum at exit.

F. Description of plan associated risks

The plan design means the risks commonly affecting the liabilities and the financial results are expected to be:

1. Interest rate risk : The defined benefit obligation calculated uses a discount rate based on government bonds. If bond yields fall, the defined benefit obligation will tend to increase.

2. Salary Inflation risk : Higher than expected increases in salary will increase the defined benefit obligation.

3. Demographic risk : This is the risk of variability of results due to unsystematic nature of decrements that include mortality, withdrawal, disability and retirement. The effect of these decrements on the defined benefit obligation is not straight forward and depends upon the combination of salary increase, discount rate and vesting criteria. It is important not to overstate withdrawals because in the financial analysis the retirement benefit of a short career employee typically costs less per year as compared to a long service employee.

G. Description of funding arrangements and policies related to plan assets of Ibibo

There are no statutory minimum funding requirements for such plan mandated in India. However a Company can fund the benefits by way of a separate irrevocable Trust to take advantage of tax exemptions and also to ensure security of benefits.

The scheme is funded by way of a separate irrevocable Trust and the Company is expected to make regular contributions to the Trust. The fund is managed by an insurance company and the assets are invested in their conventional group gratuity product. The fund provides a capital guarantee of the balance accumulated and declares interest periodically that is credited to the fund account. Although we know that the fund manager invests the funds as per products approved by Insurance Regulatory and Development Authority and investment guidelines as stipulated under section 101 of IT Act, the exact asset mix is unknown and not publicly available. The Trust assets managed by the fund manager are highly liquid in nature and we do not expect any significant liquidity risks.

The Trustees are responsible for the investment of the assets of the Trust as well as the day to day administration of the scheme. Administrative expenses of the trust are met by the company. The Trustees are required to conduct necessary business e.g. approval of trust's financial statements, review investment performance.

H. Expected benefit payments for the year ending:

Amount
March 31, 2022	1,252
March 31, 2023	1,227
March 31, 2024	1,336
March 31, 2025	1,363
March 31, 2026	1,402
Thereafter	5,494

The weighted average duration of the defined benefit obligation is 4-6 years (March 31, 2020: 4-7 years)